Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Interest	$ 90	$ 56	$ 368	$ 368	$ 345
Less capitalized interest	(3)	(3)	(16)	(13)	(12)
Interest payments (net of amounts capitalized)	87	53	352	355	333
Federal			56	50	(114)
State			22	21	20
Total payments (refunds) in lieu of income taxes			78	71	(94)
Noncash increase in operating lease obligations for ROU assets	37	88	38
Noncash Sharyland Asset Exchange costs					383
Assets acquired			2,547
Liabilities assumed			(1,223)
Cash paid			1,324
Noncash construction expenditures	$ 221	$ 168	$ 278	$ 174	$ 129